Inventories - Schedule of inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	€ 28,615	€ 35,379
Work in progress	32,117	38,094
Finished goods	20,613	12,968
Purchased goods (third party products)	2,298	3,626
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	83,642	90,067
Less: write-down provision	(34,776)	(45,601)
INVENTORIES	€ 48,867	€ 44,466